Capital management - Schedule of capital structure (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Capital management [Abstract]
Equity attributable to owners of the Company	$ 130,355	$ 164,818
Debt	107,066	92,280
Capital	$ 237,421	$ 257,098